POLICYHOLDERS' ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2025
Insurance [Abstract]
Schedule of Changes in Policyholders' Account Balances
The reconciliation of the balances described in the table below to the “Policyholders’ account balances” in the statements of financial position is as follows.

AS OF US$ MILLIONS	June 30, 2025	December 31, 2024
Policyholders’ account balances:
Annuities	$83,667	$80,046
Life Insurance	2,158	2,107
Embedded derivative adjustments and other(1)	1,108	926
Total policyholders’ account balances	$86,933	$83,079
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(1)“Embedded derivative adjustments and other” line reconciles the account balances as presented in the rollforward within this note to the gross liability as presented in the statements of financial position and includes the fair value of the embedded derivatives.
The balances and changes in policyholders’ account balances follow.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of period	$80,046	$2,107	$82,153
Issuances	7,962	26	7,988
Premiums received	62	218	280
Policy charges	(287)	(189)	(476)
Surrenders and withdrawals	(5,037)	(55)	(5,092)
Interest credited	1,453	51	1,504
Benefit payments	(538)	—	(538)
Other	6	—	6
Balance, end of period	$83,667	$2,158	$85,825

Weighted average crediting rate	3%	5%
Net amount at risk(1)	$12,907	$38,673
Cash surrender value	$76,292	$1,919

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of period	$22,456	$1,975	$24,431
Acquisition from business combination(2)	61,296	—	61,296
Issuances	4,064	36	4,100
Derecognition	(7,402)	—	(7,402)
Premiums received	69	213	282
Policy charges	(143)	(187)	(330)
Surrenders and withdrawals	(3,323)	(43)	(3,366)
Interest credited	808	48	856
Benefit payments	(177)	—	(177)
Other	(195)	—	(195)
Balance, end of period	$77,453	$2,042	$79,495

Weighted average crediting rate	3%	5%
Net amount at risk(1)	$12,466	$38,365
Cash surrender value	$71,450	$1,796
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(1)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
(2)The difference between the amount shown in this table and the policyholders’ account balance included in Note 16 represents $177 million of liabilities relating to supplemental contracts.

Schedule of Account Values by Range of Guaranteed Minimum Crediting Rates
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF JUN. 30, 2025 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$3,715	$2,668	$4,170	$4,868	$—	$15,421
	1% - 2%	1,569	307	1,008	1,596	—	4,480
	2% - 3%	1,931	373	217	11,323	—	13,844
	Greater than 3%	270	5	6	11	—	292
	Other(1)	—	—	—	—	49,630	49,630
	Total	$7,485	$3,353	$5,401	$17,798	$49,630	$83,667

Life Insurance	1% - 2%	$38	$2	$66	$791	$—	$897
	2% - 3%	423	—	221	—	—	644
	Greater than 3%	617	—	—	—	—	617
	Total	$1,078	$2	$287	$791	$—	$2,158

AS OF JUN. 30, 2024 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$4,296	$2,669	$3,931	$4,679	$—	$15,575
	1% - 2%	1,446	393	1,740	1,844	—	5,423
	2% - 3%	1,942	429	111	6,637	—	9,119
	Greater than 3%	306	7	1	5	—	319
	Other(1)	—	—	—	—	47,017	47,017
	Total	$7,990	$3,498	$5,783	$13,165	$47,017	$77,453

Life Insurance	1% - 2%	$34	$2	$54	$667	$—	$757
	2% - 3%	421	—	222	—	—	643
	Greater than 3%	642	—	—	—	—	642
	Total	$1,097	$2	$276	$667	$—	$2,042
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(1)Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies.